Redeemable Convertible Preferred Stock	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock
11. Redeemable Convertible Preferred Stock
In June 2020, the Company entered into a Series H redeemable convertible preferred stock purchase agreement pursuant to which it issued a total of 8,321,395 shares of Series H redeemable convertible preferred stock at $45.9062 per share for gross proceeds of $382 million. The preferred stock issuance costs were not material.
The Company previously issued Series
A-1,
Series A, Series B, Series C, Series D, Series E, Series F, and Series G prior to 2020. Immediately prior to the completion of the IPO on December 9, 2020, all outstanding shares of the Company’s redeemable convertible preferred stock converted into an aggregate of 239,269,631 shares of Class A common stock.
The following table summarizes the redeemable convertible preferred stock outstanding immediately prior to the conversion into common stock, and the rights and preferences of the Company’s respective series preceding the Company’s IPO in December 2020 (in millions, except share amounts which are reflected in thousands, and per share data):

Series	Shares Authorized	Shares Issued and Outstanding	Issuance Price		Per Share Conversion Price	Aggregate Liquidation Preference	Carrying Value
Series A-1	13,330	13,330	$0.15		$0.15	$2	$7
Series A	27,159	27,159	0.73		0.73	20	20
Series B	7,925	7,925	5.68		5.48	45	45
Series C	26,839	26,839	4.79		4.79	128	128
Series D	98,008	98,008	5.51	(1)	5.51	540	535
Series E	18,055	18,055	13.85		13.85	250	250
Series F	18,186	18,186	22.48		22.48	409	476
Series G	21,165	21,165	37.94		37.94	803	803
Series H	9,351	8,316	45.91		45.91	382	382

Total	240,018	238,983				$2,579	$2,646

(1)
The issuance price for Series D redeemable convertible preferred stock was $5.50688, except for shares issued via the conversion of certain of the outstanding convertible promissory notes issued in 2017, for which the conversion price was $4.78778 per share.

Forward Contract In
Connection
with Issuance of
Series
F Redeemable Convertible Preferred Stock
In February 2019, the Company issued a total of 13,736,615 shares of Series F redeemable convertible preferred stock at $22.4751 per share for gross proceeds of $309 million. To accommodate the timing of regulatory approvals required by an existing investor (who did not participate in the initial issuance of Series F redeemable convertible preferred stock), the Company committed to sell 4,449,370 shares of Series F redeemable convertible preferred stock at $22.4751 per share for gross proceeds of $100 million to this investor in a subsequent closing, which ultimately occurred in May 2019. The preferred stock issuance costs were not material. At the date of the initial closing, the Company determined that the commitment to defer the sale of shares of Series F redeemable convertible preferred stock to this investor represented a freestanding instrument that should be classified as a liability and measured at fair value on a recurring basis, with changes in fair value recognized in other expense, net in the consolidated statements of operations. The initial measurement of the liability at its fair value of $1 million was recorded with a corresponding reduction recognized in additional paid-in
capital as a deemed dividend distributed to the investor. Immediately prior to the subsequent closing in May 2019, the fair value of the liability was determined to be $68 million, resulting in an expense of $67 million recorded to other (expense) income, net in the consolidated statements of operations which was attributable to the increase in the fair value of Series F redeemable convertible preferred stock. Upon the subsequent closing, the carrying amount of the liability was reclassified to mezzanine equity.
The fair value of the liability (valued as a forward contract) at issuance and as of subsequent closing was determined with the following assumptions:

	As of February 22, 2019	As of May 14, 2019
Current forward price per share	$22.48	$37.76
Contractual forward price per share	$22.48	$22.48
Risk-free rate	2.46%	2.41%
Expected years until subsequent closing	0.23	—
Present value of contractual forward price per share	$22.35	$22.48
Value of the forward contract per share	$0.13	$15.28
Number of preferred shares issued in the subsequent closing	4,449,370	4,449,370

Fair value of forward contract liability (in millions)	$1	$68

As of December 31, 2020, there was no preferred stock issued and outstanding.